Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total to CEO(1)	Compensation Actually Paid to CEO(1)(2)	Average Summary Compensation Table Total to Other NEOs(1)	Average Compensation Actually Paid to Other NEOs(1)(2)	Total Shareholder Return(3)	Peer Group Total Shareholder Return(3)(4)	Peer Group Total Shareholder Return(3)(5)	GAAP Net Income ($ Millions)	Adjusted EBITDA ($ Millions)(6)
2023	$6,733,662	$11,859,635	$2,319,819	$4,183,239	$96.97	$129.52	$102.32	$233	$741
2022	$4,851,558	$(9,395,561)	$2,501,533	$(1,117,148)	$67.69	$82.06	$90.89	$200	$728
2021	$10,176,933	$19,626,392	$3,347,045	$5,218,189	$144.01(7)	$114.28(7)	$111.02(7)	$161(7)	$611(7)

(1)
The CEO was Malcolm Wilson for all years in the table. The Other NEOs were inclusive of Baris Oran, Karlis Kirsis, Maryclaire Hammond and Elizabeth Fogarty for all years in the table and additionally inclusive of Richard Cawston in 2023.

(2)
The following table describes the adjustments to calculate the CAP Amounts from the Summary Compensation Table Amounts (“SCT Amounts”). Pursuant to the applicable rules, the amounts in the “Stock Awards” column from the Summary Compensation Table are subtracted from the SCT Amounts and the values reflected in the table below are added or subtracted as applicable. The fair value of equity awards was computed in accordance with the company’s methodology used for financial reporting purposes.

	2023		2022*		2021*
	CEO	Other NEOs**	CEO	Other NEOs**	CEO	Other NEOs**
Total Compensation as reported in Summary Compensation Table (SCT)	$6,733,662	$2,319,819	$4,851,558	$2,501,533	$10,176,933	$3,347,045
Aggregate grant date fair value of stock awards granted during the year	(4,221,221)	(1,276,956)	(2,964,294)	(1,545,641)	(6,746,322)	(1,972,681)
	2023		2022*		2021*
	CEO	Other NEOs**	CEO	Other NEOs**	CEO	Other NEOs**
Year-end fair value of stock awards granted in current year	5,641,348	1,690,157	1,323,040	767,803	12,250,385	3,497,007
Change in fair value from end of prior fiscal year to vesting date for stock awards made in prior fiscal years that vested during current fiscal year	717,897	292,963	(2,242,230)	(418,447)	120,827	23,468
Change in fair value of stock awards from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	2,987,949	1,157,256	(10,363,633)	(2,422,397)	3,824,569	323,350
Compensation Actually Paid	$11,859,635	$4,183,239	$(9,395,561)	$(1,117,148)	$19,626,392	$5,218,189

*
Stock award values in reporting years 2021 and 2022 were amended from previous proxy disclosure to reflect the revision in stock option fair value methodology consistent with SEC CD&I 128D.21. Additionally, the 2021 reporting year stock award values were amended from previous proxy disclosure to consider the stock award values for the full year consistent with SEC CD&I 128D.14, including the period prior to our Spin-Off from XPO.

**
Amounts presented are averages for the entire group of Other NEOs in each respective year they were NEOs.

(3)
TSR, in the case of both the company and the peer groups, for Year 2021 reflects the cumulative return of $100 as if invested on August 2, 2021, the date of the Spin-Off, through the end of the 2021 fiscal year and assumes the reinvestment of dividends. TSR for Year 2022 and 2023 reflects the cumulative return of $100 as if invested from August 2, 2021 through the end of each fiscal year and assumes the reinvestment of dividends.

(4)
The peer group used is the S&P 500 Technology Index.

(5)
The peer group used is the S&P 500 Transportation Index.

(6)
See Annex A for reconciliation of non-GAAP financial measures.

(7)
Reflects the full year 2021, including periods prior to the Spin-Off.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
The CEO was Malcolm Wilson for all years in the table. The Other NEOs were inclusive of Baris Oran, Karlis Kirsis, Maryclaire Hammond and Elizabeth Fogarty for all years in the table and additionally inclusive of Richard Cawston in 2023.

Peer Group Issuers, Footnote
(3)
TSR, in the case of both the company and the peer groups, for Year 2021 reflects the cumulative return of $100 as if invested on August 2, 2021, the date of the Spin-Off, through the end of the 2021 fiscal year and assumes the reinvestment of dividends. TSR for Year 2022 and 2023 reflects the cumulative return of $100 as if invested from August 2, 2021 through the end of each fiscal year and assumes the reinvestment of dividends.

(4)
The peer group used is the S&P 500 Technology Index.

(5)
The peer group used is the S&P 500 Transportation Index.

PEO Total Compensation Amount	$ 6,733,662	$ 4,851,558	$ 10,176,933
PEO Actually Paid Compensation Amount	$ 11,859,635	(9,395,561)	19,626,392
Adjustment To PEO Compensation, Footnote
(2)
The following table describes the adjustments to calculate the CAP Amounts from the Summary Compensation Table Amounts (“SCT Amounts”). Pursuant to the applicable rules, the amounts in the “Stock Awards” column from the Summary Compensation Table are subtracted from the SCT Amounts and the values reflected in the table below are added or subtracted as applicable. The fair value of equity awards was computed in accordance with the company’s methodology used for financial reporting purposes.

	2023		2022*		2021*
	CEO	Other NEOs**	CEO	Other NEOs**	CEO	Other NEOs**
Total Compensation as reported in Summary Compensation Table (SCT)	$6,733,662	$2,319,819	$4,851,558	$2,501,533	$10,176,933	$3,347,045
Aggregate grant date fair value of stock awards granted during the year	(4,221,221)	(1,276,956)	(2,964,294)	(1,545,641)	(6,746,322)	(1,972,681)
	2023		2022*		2021*
	CEO	Other NEOs**	CEO	Other NEOs**	CEO	Other NEOs**
Year-end fair value of stock awards granted in current year	5,641,348	1,690,157	1,323,040	767,803	12,250,385	3,497,007
Change in fair value from end of prior fiscal year to vesting date for stock awards made in prior fiscal years that vested during current fiscal year	717,897	292,963	(2,242,230)	(418,447)	120,827	23,468
Change in fair value of stock awards from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	2,987,949	1,157,256	(10,363,633)	(2,422,397)	3,824,569	323,350
Compensation Actually Paid	$11,859,635	$4,183,239	$(9,395,561)	$(1,117,148)	$19,626,392	$5,218,189

*
Stock award values in reporting years 2021 and 2022 were amended from previous proxy disclosure to reflect the revision in stock option fair value methodology consistent with SEC CD&I 128D.21. Additionally, the 2021 reporting year stock award values were amended from previous proxy disclosure to consider the stock award values for the full year consistent with SEC CD&I 128D.14, including the period prior to our Spin-Off from XPO.

**
Amounts presented are averages for the entire group of Other NEOs in each respective year they were NEOs.

Non-PEO NEO Average Total Compensation Amount	$ 2,319,819	2,501,533	3,347,045
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,183,239	(1,117,148)	5,218,189
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The following table describes the adjustments to calculate the CAP Amounts from the Summary Compensation Table Amounts (“SCT Amounts”). Pursuant to the applicable rules, the amounts in the “Stock Awards” column from the Summary Compensation Table are subtracted from the SCT Amounts and the values reflected in the table below are added or subtracted as applicable. The fair value of equity awards was computed in accordance with the company’s methodology used for financial reporting purposes.

	2023		2022*		2021*
	CEO	Other NEOs**	CEO	Other NEOs**	CEO	Other NEOs**
Total Compensation as reported in Summary Compensation Table (SCT)	$6,733,662	$2,319,819	$4,851,558	$2,501,533	$10,176,933	$3,347,045
Aggregate grant date fair value of stock awards granted during the year	(4,221,221)	(1,276,956)	(2,964,294)	(1,545,641)	(6,746,322)	(1,972,681)
	2023		2022*		2021*
	CEO	Other NEOs**	CEO	Other NEOs**	CEO	Other NEOs**
Year-end fair value of stock awards granted in current year	5,641,348	1,690,157	1,323,040	767,803	12,250,385	3,497,007
Change in fair value from end of prior fiscal year to vesting date for stock awards made in prior fiscal years that vested during current fiscal year	717,897	292,963	(2,242,230)	(418,447)	120,827	23,468
Change in fair value of stock awards from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	2,987,949	1,157,256	(10,363,633)	(2,422,397)	3,824,569	323,350
Compensation Actually Paid	$11,859,635	$4,183,239	$(9,395,561)	$(1,117,148)	$19,626,392	$5,218,189

*
Stock award values in reporting years 2021 and 2022 were amended from previous proxy disclosure to reflect the revision in stock option fair value methodology consistent with SEC CD&I 128D.21. Additionally, the 2021 reporting year stock award values were amended from previous proxy disclosure to consider the stock award values for the full year consistent with SEC CD&I 128D.14, including the period prior to our Spin-Off from XPO.

**
Amounts presented are averages for the entire group of Other NEOs in each respective year they were NEOs.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Financial Performance Measures
The following is a list of the most important financial performance measures used by the company to link compensation actually paid to the NEOs and company performance for the fiscal year ended December 31, 2023:
Financial Performance Measures*
Adjusted EBITDA
Organic Revenue
Free Cash Flow

*
See “Non-GAAP Financial Measures” in Annex A for additional information.

Total Shareholder Return Amount	$ 96.97	67.69	144.01
Peer Group Total Shareholder Return Amount	129.52	82.06	114.28
Net Income (Loss)	$ 233,000,000	$ 200,000,000	$ 161,000,000
Company Selected Measure Amount	741,000,000	728,000,000	611,000,000
PEO Name	Malcolm Wilson
Peer Group Total Shareholder Return Amount, Other Peer Group	$ 102.32	$ 90.89	$ 111.02
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	(6) See Annex A for reconciliation of non-GAAP financial measures. (7) Reflects the full year 2021, including periods prior to the Spin-Off.
Measure:: 2
Pay vs Performance Disclosure
Name	Organic Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,221,221)	(2,964,294)	(6,746,322)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,641,348	1,323,040	12,250,385
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	717,897	(2,242,230)	120,827
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,987,949	(10,363,633)	3,824,569
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,276,956)	(1,545,641)	(1,972,681)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,690,157	767,803	3,497,007
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	292,963	(418,447)	23,468
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,157,256	$ (2,422,397)	$ 323,350